Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 18, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 18, 2012
Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2012
Prospectus Date	rr_ProspectusDate	Apr. 19, 2012
Palmer Square SSI Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SUMMARY SECTION

Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Palmer Square SSI Alternative Income Fund (the “Fund”) seeks income.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks absolute returns.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 18 of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest in convertible securities and to establish short positions in the common stock of the issuers of those convertible securities. The term “convertible security” refers to a bond or a preferred stock that can be converted into shares of a company’s common stock. The Fund’s strategy in this regard is managed on a day-to-day basis by SSI Investment Management, Inc., the sub-advisor to the Fund (the “Sub-Advisor”), subject to overall monitoring by the Fund’s investment advisor, Palmer Square Capital Management LLC (the “Advisor”).

Pursuant to its strategy, the Fund seeks returns that exceed prevailing short-term rates (e.g., the return on 90-day U.S. Treasury bills). In combining long positions in convertible securities with short positions in common stock of the same issuers, the Fund seeks to maintain a “hedged convertible” investment portfolio with returns that the Fund’s portfolio managers expect will generally be less volatile and have less correlation with the broader capital markets, prevailing short-term interest rates, and capital markets indices.

In pursuing the Fund’s investment strategy, the Sub-Advisor seeks to identify convertible securities it believes are undervalued. The Sub-Advisor generally assesses the income characteristics, liquidity, and “equity sensitivity” of a convertible security (i.e., the sensitivity of a convertible security to changes in the price of the issuer’s common stock) in determining whether it is likely undervalued and therefore a candidate for investment by the Fund.

After acquiring a convertible security, the Fund will establish a short position in the common stock of the same issuer. These short positions are intended to provide the Fund’s holdings of convertible securities with some protection from decreases in the price of the related common stock. The Sub-Advisor bases the size of each short position on the equity sensitivity of the related convertible security. The Fund’s short positions will generally be smaller on a dollar value basis than its long positions in convertible securities. The Fund seeks to hedge its long positions on a security-by-security basis.

The Fund will generally invest in convertible securities that are part of an issuance that is at least $40 million in size, which may be issued by U.S. or non-U.S. companies. The Fund will generally, but not exclusively, seek to invest in the convertible securities of companies with market capitalizations between $500 million and $10 billion. The Fund may hold investment-grade and below investment-grade (i.e., “junk”) convertible securities.

The Sub-Advisor will consider selling a convertible security and closing the related short position in common stock when it believes the convertible security ceases to be undervalued relative to the Sub-Advisor’s expectations, when it identifies a potentially unfavorable change in the structure of a convertible security or the underlying company, or when it determines that convertible securities, as an asset class, are likely to diverge further from the Sub-Advisor’s expectations regarding their value. The Sub-Advisor anticipates that the Fund will be fully invested in the hedged convertible strategy, although under ordinary circumstances the Fund may hold approximately 15% of its portfolio in cash or short-term liquid instruments.

The Fund is not intended to meet the short-term financial needs of any investor or to provide a complete or balanced investment program. The Fund’s investment strategy will involve active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

For temporary defensive purposes, the Sub-Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. The Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses. Taking a temporary defensive position may result in the Fund not achieving its investment objectives.

The Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on a convertible security’s investment value.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, fixed income securities may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Preferred Securities Risk. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. Generally, preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Once all the arrearages have been paid, it is typical that the preferred security holders no longer have voting rights. In addition, preferred securities often have features that can adversely affect their returns:

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity.

•	An issuer may be able to exercise an option to redeem its preferred securities at par earlier than scheduled. Certain preferred securities, for example, have redemption features that are triggered by changes in U.S. federal income tax or securities laws.

Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Credit Risk. An issuer of a debt security or a preferred security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Interest rate risk is the risk that prices of fixed income and preferred securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor or Sub-Advisor.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

Leveraging Risk. Certain transactions the Fund may undertake, including short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

Small or Mid-Cap Company Risk. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Fund’s performance.

Management Risk. Investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No Operating History. The Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history on which prospective investors can base their investment decisions.

Non-Diversification Risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
Palmer Square SSI Alternative Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee or overnight check delivery fee	imstpalmer_WireFee	20.00
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.30%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.24%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	789
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,245
Palmer Square SSI Alternative Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee or overnight check delivery fee	imstpalmer_WireFee	20.00
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.30%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.99%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	202
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	635

[1]	The management fee includes fees of 0.35% payable to the Fund's advisor and 0.95% payable to the Fund's sub-advisor.
[2]	These expenses are estimated for the current fiscal year.
[3]	The Fund's advisor and sub-advisor have contractually agreed to waive their fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. The expense limitation agreement has been structured so that the advisor will first be required to waive an amount up to its entire management fee (0.35%) before the sub-advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the advisor's fee. This agreement is effective until April 30, 2013 and is subject thereafter to annual re-approval of the agreement by the advisor, the sub-advisor, and the Trust's Board of Trustees. This agreement may be terminated with the consent of the Trust's Board of Trustees. The Fund's advisor and sub-advisor are permitted to seek reimbursement from the Fund, subject to certain limitations, for waived fees and Fund expenses paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.